Segmented information: (Tables)	9 Months Ended
Dec. 31, 2011
Segmented information:
Schedule of segment information

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Revenue:
CWI	$138,844	$111,287	$111,818
Westport LD	59,191	23,713	—
Westport HD	28,505	13,062	9,835
Corporate	—	—	—

	$226,540	$148,062	$121,653

Net operating income (loss):
CWI	$42,833	$25,399	$22,269
Westport LD	(8,820)	(2,183)	—
Westport HD	(23,221)	(18,371)	(22,085)
Corporate	(21,971)	(20,299)	(16,303)

	(11,179)	(15,454)	(16,119)

Depreciation and amortization:
CWI	(80)	(80)	(60)
Westport LD	(5,103)	(1,305)	—
Westport HD	—	—	—
Corporate	(1,097)	(2,070)	(1,768)

	(6,280)	(3,455)	(1,828)

Loss before undernoted	(17,459)	(18,909)	(17,947)
Other income (expense), net	290	(5,801)	(1,101)

Income before income taxes	$(17,169)	$(24,710)	$(19,048)

Capital expenditures:
CWI	$146	$442	$53
Westport LD	2,118	211	—
Corporate	11,005	2,960	151

	$13,269	$3,613	$204

Schedule of total assets, by segment

	December 31, 2011	March 31, 2011
CWI	$52,369	$41,181
Westport LD	101,324	46,708
Westport HD and corporate	202,982	185,485

	$356,675	$273,374

Schedule of capital assets and goodwill information by geographic area

	December 31, 2011	March 31, 2011
Italy	$72,378	$12,755
Canada	16,294	6,701
Sweden	2,519	—
United States	812	787
Australia	32	—
China	22	42

	$92,057	$20,285